Business Segment Information (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Financed Capital Expenditures			$ 0	$ 0	$ 36
Income tax expense	$ (3,909)	$ (5,214)	14,715	21,859	28,941
Net Income (Loss) Attributable to Parent	14,610	19,115	57,027	96,626	119,182
UTILITY OPERATING REVENUES	407,801	491,386	1,649,917	1,791,711	1,426,132
Depreciation and amortization	80,433	69,852	287,863	266,504	256,085
Interest Expense	43,648	34,843	142,926	131,232	125,626
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	18,519	24,329	71,742	118,485	148,123
Property, Plant and Equipment, Additions			902,705	496,510	291,546
Assets	7,016,213	6,181,523	6,181,523	5,589,214	5,239,767
Electric [Member]
Segment Reporting Information [Line Items]
UTILITY OPERATING REVENUES			1,649,917	1,791,711	1,426,132
Depreciation and amortization	80,433	69,852	287,863	266,504	256,085
Interest Expense	32,377	23,875	99,051	87,428	84,256
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	28,971	35,502	115,763	162,862	189,548
Property, Plant and Equipment, Additions				496,510	291,546
Assets	6,570,826	6,129,581	6,129,581	5,559,977	5,222,987
Other Segments [Member]
Segment Reporting Information [Line Items]
UTILITY OPERATING REVENUES	0	0
Depreciation and amortization	0	0	0	0	0
Interest Expense	11,271	10,968	43,875	43,804	41,370
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(10,452)	(11,173)	(44,021)	(44,377)	(41,425)
Property, Plant and Equipment, Additions			0	0	0
Assets	445,387	51,942	51,942	29,237	16,780
Electricity [Member]
Segment Reporting Information [Line Items]
UTILITY OPERATING REVENUES	$ 407,801	$ 491,386	$ 1,649,917	$ 1,791,711	$ 1,426,132